Supplement to the
Fidelity® Fund
August 29, 2024
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Nidhi Gupta (Co-Portfolio Manager) has managed the fund since 2024.
Effective December 31, 2025, Ms. Gupta will no longer serve as Co-Portfolio Manager for the fund and Mr. Razzaque will assume sole portfolio manager responsibilities.
Fahim Razzaque (Co-Portfolio Manager) has managed the fund since 2025.
FID-SUSTK-0625-102 1.9911335.102	June 13, 2025
Supplement to the
Fidelity® Fund
Class K
August 29, 2024
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Nidhi Gupta (Co-Portfolio Manager) has managed the fund since 2024.
Effective December 31, 2025, Ms. Gupta will no longer serve as Co-Portfolio Manager for the fund and Mr. Razzaque will assume sole portfolio manager responsibilities.
Fahim Razzaque (Co-Portfolio Manager) has managed the fund since 2025.
FID-K-SUSTK-0625-103 1.9880466.103	June 13, 2025